Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 689	$ 1,828	$ 5,893
Short-term investments		1,078	9,267
Accounts receivable, net	3,064	3,244	2,436
Inventories	5,696	5,348	3,824
Tax credits and receivables		41	1,099
Deferred cost of net revenue		600
Prepaid expenses and other	781	615
Total current assets	10,230	12,713	23,678
Long-term investments			2,928
Property and equipment, net	1,624	2,225	2,349
Intangible assets, net	4,209	6,278	8,355
Goodwill			9,946
Right-of-use lease assets, net	647	1,147	617
Other	121	123	78
Total assets	16,831	22,486	47,951
Current liabilities
Accounts payable	2,583	1,844	1,937
Accrued expenses and other	689	1,817	2,903
Deferred revenue	74	332	375
Short-term lease liabilities	348	687	379
Total current liabilities	3,694	4,680	5,594
Long-term lease liabilities	379	470	288
Warrant liabilities	1,003	2,079
Total liabilities	5,076	7,229	5,882
Commitments and contingencies
Stockholders’ equity
Common stock, value	1
Exchangeable shares value
Additional paid-in capital	169,208	164,879	159,268
Accumulated other comprehensive loss		(25)
Accumulated deficit	(157,454)	(149,597)	(117,199)
Total stockholders’ equity	11,755	15,257	42,069
Total liabilities and stockholders’ equity	16,831	22,486	47,951
Preferred Stock
Stockholders’ equity
Preferred stock, value
Series A Preferred Stock
Stockholders’ equity
Preferred stock, value
Previously Reported
Current assets
Prepaid expenses and other		574	$ 1,159
Stockholders’ equity
Total stockholders’ equity		$ 15,257